Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Significant Equity Award Grants
The significant equity award grants during 2012, 2011 and 2010 are as follows:

	February 23,		February 24,		March 3,
	2012		2011		2010
	SSARs	RSUs	SSARs	RSUs	SSARs	RSUs

Number Granted	1,282,518	515,523	908,500	317,650	535,300	632,100
Exercise price	$45.11		$54.95		$26.91
Maximum value	$95.00		$100.00		$50.00

The exercise price of the SSARs and stock options is equal to the average of the high and low stock price of the Company on the grant date.

Share-based Compensation Expense Recognized for Plan
The total share-based compensation expense recognized for the Plan was as follows:

	Years Ended December 31,
	2012	2011	2010

	(Dollars in millions)
SSARs and stock options	$5	$4	$3
Restricted stock units	16	11	10
Total share-based compensation expense	$21	$15	$13

Fair Value SSARs and Stock Options Estimated Using the Black-Scholes Option Pricing
Fair value for SSARs was estimated at the date of grant using the Black-Scholes option pricing model using the following weighted-average assumptions:

	February 23,	February 24,	March 3,
	2012	2011	2010

Expected volatility	79.3%	77.3%	75.8%
Dividend yield	0.00%	0.00%	0.00%
Expected life	5.0 years	5.0 years	5.0 years
Risk-free rate	0.89%	2.19%	2.27%

Summary of SSAR and Stock Option Activity Under Plan
A summary of SSAR and stock option activity under the Plan and changes for the year ended December 31, 2012 is presented below:

			Weighted-
		Weighted-	Average
	Thousands of	Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	and SSARs	Price	Term	Value

				(Dollars in millions)
Outstanding at January 1, 2012	3,855	$30.26
Granted	1,282	45.11
Exercised	(1,072)	24.20
Forfeited or expired	(75)	45.62
Outstanding at December 31, 2012	3,990	36.38	5.0	$69
Exercisable at December 31, 2012	1,989	$26.27	3.2	$55

Summary of Nonvested Restricted Stock Units
A summary of the status of the Company's nonvested RSUs as of December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

		Weighted-
	Thousands of	Average
	Restricted	Grant-Date
	Stock Units	Fair Value
Nonvested Units
Nonvested at January 1, 2012	885	$31.79
Granted	517	45.10
Vested	(489)	24.35
Forfeited	(55)	42.96
Nonvested at December 31, 2012	858	$43.35